Leases (Maturities of Lease Liabilities under Operating Leases) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 6,725
2021	4,713
2022	965
2023	0
2024	0
Thereafter	0
Total future lease payments	12,403
Less: imputed interest	611
Total operating lease liabilities	$ 11,792